Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

26Related party transactions

The compensation of key management personnel of the Group is as follows:

	For the year ended December 31
in 000€	2024	2023	2022
Short-term employee benefits	2,531	2,554	2,736
Post-employment benefits	65	73	75
Total	2,596	2,627	2,811
Warrants granted	—	350,000	—
Warrants outstanding	350,000	350,000	—

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel (senior management and executive committee members).

In the year ending December 31, 2023, a total of 350,000 warrants were granted to key management personnel, of which 350,000 are outstanding as of December 31, 2024. Compensation expense recognized in the year ending December 31, 2024 related to share-based payment arrangements amounted to K€285 (2023: K€47; 2022: K€0).

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year:

	Sale of	Purchases		Interest	Right-of-		Lease	Other
in 000€	goods to	from	Depreciation	expense	Use Assets	Receivables	liabilities	liabilities
Non-executive directors of the Group
2024	—	145	—	—	—	—	—	—
2023	—	172	—	—	—	—	—	64
2022	—	163	—	—	—	—	—	86

Shareholders of the Group
2024	—	119	—	2	—	—	—	67
2023	—	97	—	3	—	—	—	64
2022	—	104	—	5	—	—	—	96

Joint ventures
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—

Non-controlling interests
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—

Related party – Lunebeke NV / Ailanthus NV

Lunebeke NV is owned by a shareholder and director of the Group and was established on December 29, 2020 following a partial demerger of Ailanthus NV (a former related party of the Group that merged with Materialise NV subsequent to a partial demerger). The activities taken over by Lunebeke NV through the partial demerger of Ailanthus NV were taken over from Ailanthus NV with retro-active effect as of October 1st, 2021. The Group rents apartments on a regular basis from Lunebeke NV in order to host our employees from foreign subsidiaries who are visiting our headquarters in Leuven. The total amount paid to Lunebeke NV for rent in 2024 was K€119 (2023: K€97; 2022: K€104).